SECURITIES AND EXCHANGE
                                   COMMISSION
                             Washington, D.C. 20549
                                    FORM 13F
                                   COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2001.

Check here if Amendment                 [   ];   Amendment Number:
This Amendment (Check only one.):       [   ]    is a restatement
                                        [   ]    adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name                           Brahman Capital Corp.
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Address                        350 Madison Avenue, 22nd Floor
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                               New York, NY 10017
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         Form 13F File Number:      28- 4455

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                      William D'Eredita
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Title:                     Chief Financial Officer
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Phone:                     (212) 681-9797
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Signature, Place, and Date of Signing:

 /s/William D'Eridita           New York, NY             August 14, 2001
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[Signature]                    [City, State]                [Date]


Report Type (Check only one.):

     [X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

     [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

     [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                                             FORM 13F     NAME OF REPORTING MANAGER:
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            Item 1                           Item 2        Item 3       Item 4       Item 5



                                                                                     Shares or
                                              Title        CUSIP        Fair Market  Principal
           Name of Issuer                    of Class      Number       Value        Amount
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AYE       ALLEGHANY ENERGY                   COMMON       017361-10-6    120,625.00      2,500
AVA       AVISTA CORP                        COMMON       05379B-10-7    149,850.00      7,500
BBYXJ     BEST BUY INC.                      COMMON       086516-95-1    335,000.00      1,000 (P)
CMS       CMS ENERGY                         COMMON       125896-10-0    139,250.00      5,000
CPS       CHOICEPOINT, INC.                  COMMON       170388-10-2 24,794,825.00    589,651
CLJ       CRESTLINE CAPITAL CORP             COMMON       226153-10-4 46,101,896.00  1,483,330
DQE       DQE INC.                           COMMON       23329J-10-4    112,500.00      5,000
EAS       ENERGY EAST CORP                   COMMON       29266M-10-9    156,825.00      7,500
EFCX      ELECTRIC FUEL CORP                 COMMON       284871-10-0    113,030.00     44,500
EMAK      EQUITY MARKETING                   COMMON       294724-10-9    333,000.00     30,000
EQT       294549-10-0ESOURCES INC                                                         x
FMC       FMC CORP                           COMMON       302491-30-3  23,296,688.00   339,800
FTI       FMC TECHNOLOGIES INC.              COMMON       30249U-10-1  10,335,325.00   500,500
FTIAD     FMC TECHNOLOGIES INC.              COMMON       30249U-9A-D     680,000.00     2,000 (C)
GTK       GTECH HOLDINGS CORP.               COMMON       400518-10-6  24,260,432.00   683,200
HRB       H&R BLOCK                          COMMON       093671-10-5  42,564,270.00   659,400
HRBAL     H&R BLOCK                          COMMON       093671-90-5     306,250.00       350 (C)
HRBGJ     H&R BLOCK                          COMMON       093671-90-5   3,861,000.00     2,600 (C)
KME       KEY3MEDIA GROUP INC.               COMMON       49326R-10-4  13,559,319.00 1,167,900
MIR       MIRANT CORP                        COMMON       604675-10-8      86,000.00     2,500
MTP       MONTANA POWER CO.                  COMMON       612085-10-0      46,400.00     4,000
PAA       726503-10-5AMERICAN PIPELINE                                                    x
PEG       744573-10-6ICE ENT. GROUP                                                       x
NPW       NEW POWER HOLDINGS                 COMMON       652463-10-0     90,000.00     10,000
RFZTA     RF MICRO DEVICES INC.              COMMON       749941-95-0    810,000.00      4,000 (P)
RRIHF     RELIANT RESOURCES                  COMMON       75952B-90-5     57,000.00      1,200 (C)
SCZ       SECURITY CAPITAL GROUP             COMMON       81413P-20-4 15,799,620.00    738,300
SPWIS     SPX CORP                           COMMON       784635-90-4     79,375.00         25 (C)
SPWIT     SPX CORP                           COMMON       784635-90-4  1,372,500.00        500 (C)
SPWIP     SPX CORP                           COMMON       784635-90-4    917,000.00        200 (C)
SWWI      SIMON WORLDWIDE                    COMMON       828815-10-0    160,080.00     58,000
SYT       SYGENTA AG                         COMMON       87160A-10-0 27,561,600.00  2,552,000
TZH       TRIZEC HAHN CORP                   COMMON       896938-10-7 31,408,673.00  1,726,700
USHP      UNITED SHIPPING & TECHNOLOGY       COMMON       911498-10-3    522,767.00    901,322
WCG       WILLIAMS COMM GROUP                COMMON       969455-10-4     23,202.00      7,812
WMB       WILLIAMS COS. INC.                 COMMON       969457-10-0 11,301,850.00    343,000
WMBAH     WILLIAMS COS. INC.                 COMMON       969457-90-0    309,750.00      2,100 (C)
WMBHG     WILLIAMS COS. INC.                 COMMON       969457-90-0    381,875.00      3,250 (C)
WRHD      WESTERN RESOURCES INC.             COMMON       959425-90-9    129,000.00        600 (C)

                                                                       -------------
                                                                      318,634,058.00
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   Note:  The above schedule sets forth only the Section 13(f) securities under management by Brahman Capital at June 30, 2001 and required to be reported on Form 13F.  The limited comments of Forms 13F cannot be used as a basis of determining actual or prospective investment performance and any attempt to use such information may be materially misleading.

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                               BRAHMAN CAPITAL CORP.
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                     Item 6               Item 7                         Item 8
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           a) Sole b) Shared c) Shared-  Managers            a) Sole   b) Shared     c)Shared-
                   As Defined  Other    See Instr.                     As Defined      Other
                       in Instr. V          V                          in Instr. V
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              x                             1                   x
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                                                                                    36,01,082,600
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                                                                                       173,67,500
                                                                                       122,22,500
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